UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    April 14, 2009

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 76

Form 13F information table value total: $110,004,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    2,488       50,042 SH   SOLE              0   0   50,042
Abbott Labs                    COM      002824 10 0    2,129       44,642 SH   SOLE              0   0   44,642
Adobe Sys Inc	               COM      00724F 10 1      617       28,875 SH   SOLE              0   0   28,875
Amgen Inc.                     COM      031162 10 0    1,716       34,655 SH   SOLE              0   0   34,655
Anadarko Petroleum             COM      032511 10 7      642       16,520 SH   SOLE              0   0   16,520
AT&T Corp                  COM NEW      00206R 10 2    2,843   	  112,847 SH   SOLE              0   0  112,847
Auto Data Processing In        COM      053015 10 3    1,626       46,270 SH   SOLE              0   0   46,270
Bank of America Corporation    COM      060505 10 4      270       39,652 SH   SOLE              0   0   39,652
Baxter Intl Inc                COM      071813 10 9    2,961       57,819 SH   SOLE              0   0   57,819
Becton Dickinson & Co          COM      075887 10 9    2,034	   30,258 SH   SOLE              0   0   30,258
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,099          390 SH   SOLE              0   0      390
Boeing Co                      COM      097023 10 5    1,310       36,833 SH   SOLE              0   0   36,833
BP PLC               SPONSORED ADR      110889 40 9    2,427       60,524 SH   SOLE              0   0   60,524
Cadbury Schweppes PLC          ADR      127209 30 2      861       28,438 SH   SOLE              0   0   28,438
Chevron Corp New               COM      166764 10 0    3,850       57,258 SH   SOLE              0   0   57,258
Cisco Sys Inc                  COM      17275R 10 2    2,409      143,661 SH   SOLE              0   0  143,661
Citigroup Inc           COM      172967 10 1       43       17,341 SH   SOLE              0   0   17,341
Coca Cola Co                   COM      191216 10 0    1,846       42,009 SH   SOLE              0   0   42,009
ConocoPhillips                 COM      20825C 10 4    1,084       27,695 SH   SOLE              0   0   27,695
Corning Inc                    COM      219350 10 5    1,277       96,284 SH   SOLE              0   0   96,284
Costco Whsl Corp New           COM      22160Q 10 2    1,902       41,080 SH   SOLE              0   0   41,080
Disney Walt Co.                COM      254687 10 6    1,086       59,825 SH   SOLE              0   0   59,825
Dr Pepper Snapple Group        COM      26138E 10 9      346       20,503 SH   SOLE              0   0   20,503
EMC Corp Mass                  COM      268648 10 2    1,133       99,435 SH   SOLE              0   0   99,435
Ebay Inc                       COM      278642 10 3      423       33,750 SH   SOLE              0   0   33,750
Electronic Arts Inc            COM      285512 10 9      425       23,375 SH   SOLE              0   0   23,375
Emerson Elec Co                COM      291011 10 4    1,474       51,601 SH   SOLE              0   0   51,601
Exxon Mobil Corp               COM      30231G 10 2    3,852       56,577 SH   SOLE              0   0   56,577
Frontier Communications        COM      35906A 10 8      516       71,915 SH   SOLE              0   0   71,915
General Electric Co            COM      369604 10 3    1,264      125,041 SH   SOLE              0   0  125,041
Google Inc.                  CL  A      38259P 50 8    1,548        4,449 SH   SOLE              0   0    4,449
Hewlett-Packard Co             COM      428236 10 3    2,729       85,149 SH   SOLE              0   0   85,149
Home Depot Inc                 COM      437076 10 2    1,282       54,416 SH   SOLE              0   0   54,416
Hubbell Inc                  CL  A      443510 10 2      553       21,575 SH   SOLE              0   0   21,575
Hubbell Inc                  CL  B      443510 20 1      489       18,174 SH   SOLE              0   0   18,174
Hutton Tele Trust              COM      447900 10 1       53       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    3,644      242,457 SH   SOLE              0   0  242,457
Intl Business Machs            COM      459200 10 1    5,246       54,152 SH   SOLE              0   0   54,152
Intl Game Technolog            COM      459902 10 2      307       33,325 SH   SOLE              0   0   33,325
Johnson & Johnson              COM      478160 10 4    3,579       68,053 SH   SOLE              0   0   68,053
Lilly Eli & Co.                COM      532457 10 8    1,762       52,758 SH   SOLE              0   0   52,758
Masco Corp                     COM      574599 10 6      240       34,394 SH   SOLE              0   0   34,394
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    1,846       62,457 SH   SOLE              0   0   62,457
Medtronic Inc                  COM      585055 10 6      908       30,831 SH   SOLE              0   0   30,831
Merck & Co Inc                 COM      589331 10 7      530       19,837 SH   SOLE              0   0   19,837
Microsoft Corp                 COM      594918 10 4    2,214      120,546 SH   SOLE              0   0  120,546
Motorola Inc                   COM      620076 10 9      166       39,255 SH   SOLE              0   0   39,255
Mueller Water Products        CL A      624758 10 8      152       46,309 SH   SOLE              0   0   46,309
New York Times Co             CL A      650111 10 7       62       13,727 SH   SOLE              0   0   13,727
Nike Inc.                     CL B      654106 10 3    1,226       26,165 SH   SOLE              0   0   26,165
Oracle Corp		       COM      68389X 10 5      774       42,848 SH   SOLE              0   0   42,848
Pentair Inc.                   COM      709631 10 5    1,000       46,160 SH   SOLE              0   0   46,160
Pepsico Inc                    COM      713448 10 8    4,037       78,422 SH   SOLE              0   0   78,422
Pfizer Inc                     COM      717081 10 3    2,689      197,437 SH   SOLE              0   0  197,437
Procter & Gamble Co            COM      742718 10 9    3,282       69,704 SH   SOLE              0   0   69,704
Research In Motion             COM      760975 10 2      601       13,945 SH   SOLE              0   0   13,945
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      284        6,416 SH   SOLE              0   0    6,416
Schlumberger Ltd               COM      806857 10 8    2,765       68,086 SH   SOLE              0   0   68,086
Snap On Inc                    COM      833034 10 1      588       23,440 SH   SOLE              0   0   23,440
Spectra Energy Corp            COM      847560 10 9      680       48,110 SH   SOLE              0   0   48,110
Starbucks Corp                 COM      855244 10 9      723       65,125 SH   SOLE              0   0   65,125
Sysco Corp                     COM      871829 10 7    1,689       74,088 SH   SOLE              0   0   74,088
Target Corp                    COM      87612e 10 6    2,046       59,496 SH   SOLE              0   0   59,496
Time Warner Inc                COM      887317 10 5      129       15,322 SH   SOLE              0   0   15,322
Union Pac Corp                 COM      907818 10 8      832       20,250 SH   SOLE              0   0   20,250
United Parcel Service Inc      COM      911312 10 6    2,270       46,130 SH   SOLE              0   0   46,130
Verizon Communications         COM      92343v 10 4    1,938       64,182 SH   SOLE              0   0   64,182
Visa Inc                      CL A      92826C 83 9      837       15,070 SH   SOLE              0   0   15,070
Vodafone Group PLC   SPONSORED ADR      92857W 10 0      960       55,153 SH   SOLE              0   0   55,153
Wal Mart Stores Inc            COM      931142 10 3    1,284       24,653 SH   SOLE              0   0   24,653
Walgreen Co.                   COM      931422 10 9    1,774       68,345 SH   SOLE              0   0   68,345
Watts Water Tech Inc.         CL A      942749 10 2      751       38,410 SH   SOLE              0   0   38,410
Wyeth                          COM	983024 10 0    1,991       46,276 SH   SOLE              0   0   46,276
Yahoo Inc                      COM      984332 10 6      667       52,095 SH   SOLE              0   0   52,095
Zimmer Hldgs Inc               COM      98956P 10 2      924       25,325 SH   SOLE              0   0   25,325
